Capital and reserves - Summary of Composition of Share Premium Account, Capital Redemption Reserves and Merger Reserves (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Total equity	£ 75,710	£ 67,401	£ 62,955	£ 64,160
Share premium account
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Total equity	113	107	103
Capital redemption reserve
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Total equity	101	101	101
Merger reserves
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Total equity	26,414	26,414	26,414
Share premium, capital redemption and merger reserves £m
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Line Items]
Total equity	£ 26,628	£ 26,622	£ 26,618	£ 26,609